Summary of significant accounting policies (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement Line Items [Line Items]
Revenues	$ 69,767	$ 58,824	$ 59,669
Costs	(42,000)	(34,646)	(35,370)
Gross profit	27,767	24,178	24,299
Net loss from fair value adjustment of investment properties	(23,710)	16,981	(4,389)
General and administrative expenses	(7,714)	(6,884)	(7,068)
Selling expenses	(8,717)	(8,283)	(8,806)
Other operating results, net	301	1,529	(651)
(Loss) / Profit from operations	(12,073)	27,521	3,385
Share of loss of associates and joint ventures	(4,889)	(2,481)	(757)
(Loss) / Profit before financial results and income tax	(16,962)	25,040	2,628
Finance income	1,407	1,076	1,224
Finance costs	(15,861)	(18,286)	(14,170)
Other financial results	2,878	(10,580)	6,404
Inflation adjustment	479	670	382
Financial results, net	(12,055)	(28,460)	(6,924)
(Loss) / Income before income tax	(29,017)	(3,420)	(4,296)
Income tax	1,690	6,280	(1,491)
(Loss) / Income for the year from continuing operations	(27,327)	2,860	(5,787)
Profit for the year from discontinued operations	480	20,377	8,835
(Loss) / Profit for the year	(26,847)	$ 23,237	$ 3,048
According to Previous Standards [Member]
Statement Line Items [Line Items]
Revenues	66,972
Costs	(39,638)
Gross profit	27,334
Net loss from fair value adjustment of investment properties	(23,710)
General and administrative expenses	(7,714)
Selling expenses	(9,875)
Other operating results, net	301
(Loss) / Profit from operations	(13,664)
Share of loss of associates and joint ventures	(4,853)
(Loss) / Profit before financial results and income tax	(18,517)
Finance income	1,407
Finance costs	(15,830)
Other financial results	2,878
Inflation adjustment	(479)
Financial results, net	(12,024)
(Loss) / Income before income tax	(30,541)
Income tax	2,052
(Loss) / Income for the year from continuing operations	(28,489)
Profit for the year from discontinued operations	480
(Loss) / Profit for the year	(28,009)
Implementation of IFRS 15 [Member]
Statement Line Items [Line Items]
Revenues	2,795
Costs	(2,362)
Gross profit	433
Net loss from fair value adjustment of investment properties
General and administrative expenses
Selling expenses	1,158
Other operating results, net
(Loss) / Profit from operations	1,591
Share of loss of associates and joint ventures	(36)
(Loss) / Profit before financial results and income tax	1,555
Finance income
Finance costs	(31)
Other financial results
Inflation adjustment
Financial results, net	(31)
(Loss) / Income before income tax	1,524
Income tax	(362)
(Loss) / Income for the year from continuing operations	1,162
Profit for the year from discontinued operations
(Loss) / Profit for the year	$ 1,162